Fair Value Accounting, Carrying Value and Estimated Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Financial instruments not marked-to-market [Abstract]
Deferred debt issuance costs not included in the carrying value of long-term debt	$ 9,421	$ 9,609
Cleco Power [Member] | Estimated Fair Value [Member]
Financial instruments not marked-to-market [Abstract]
Long-term debt	1,418,693	1,429,989
Cleco Power [Member] | Carrying Value [Member]
Financial instruments not marked-to-market [Abstract]
Long-term debt	1,262,373	1,265,529
Successor [Member]
Financial instruments not marked-to-market [Abstract]
Deferred debt issuance costs not included in the carrying value of long-term debt	11,700
Successor [Member] | Estimated Fair Value [Member]
Financial instruments not marked-to-market [Abstract]
Long-term debt	2,754,518
Successor [Member] | Carrying Value [Member]
Financial instruments not marked-to-market [Abstract]
Long-term debt	$ 2,768,149
Predecessor [Member]
Financial instruments not marked-to-market [Abstract]
Deferred debt issuance costs not included in the carrying value of long-term debt		9,900
Predecessor [Member] | Estimated Fair Value [Member]
Financial instruments not marked-to-market [Abstract]
Long-term debt		1,463,989
Predecessor [Member] | Carrying Value [Member]
Financial instruments not marked-to-market [Abstract]
Long-term debt		$ 1,299,529